Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	$ 9,137
Balance at beginning of period	8,094
Total Allowance, including off-balance sheet instruments, at end of period	9,741	$ 9,137
Less: Total Allowance for off-balance sheet instruments	1,052	1,043
Total Allowance for Loan Losses at end of period	8,689	8,094
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	365	403
Net remeasurement due to transfers into stage	(9)	(8)
New originations or purchases	25	32
Net repayments	(8)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(62)	(69)
Changes to risk, parameters, and models	49	15
Disposals	0	0
Write-offs	(11)	(8)
Recoveries	7	1
Foreign exchange and other adjustments	1	3
Total Allowance for Loan Losses at end of period	357	365
Residential mortgages [member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Residential mortgages [member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Residential mortgages [member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,133	1,895
Balance at beginning of period	2,049
Net remeasurement due to transfers into stage	(6)	42
New originations or purchases	345	359
Net repayments	(211)	(187)
Derecognition of financial assets (excluding disposals and write-offs)	(251)	(228)
Changes to risk, parameters, and models	1,508	1,421
Disposals	0	0
Write-offs	(1,597)	(1,496)
Recoveries	347	323
Foreign exchange and other adjustments	5	4
Total Allowance, including off-balance sheet instruments, at end of period	2,273	2,133
Less: Total Allowance for off-balance sheet instruments	80	84
Total Allowance for Loan Losses at end of period	2,193	2,049
Consumer instalment and other personal [Member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [Member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [Member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit Card 1 [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,699	2,577
Balance at beginning of period	2,097
Net remeasurement due to transfers into stage	(16)	26
New originations or purchases	160	153
Net repayments	77	101
Derecognition of financial assets (excluding disposals and write-offs)	(467)	(493)
Changes to risk, parameters, and models	2,009	1,889
Disposals	0	0
Write-offs	2,078	1,880
Recoveries	393	319
Foreign exchange and other adjustments	13	7
Total Allowance, including off-balance sheet instruments, at end of period	2,790	2,699
Less: Total Allowance for off-balance sheet instruments	498	602
Total Allowance for Loan Losses at end of period	2,292	2,097
Credit Card 1 [Member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit Card 1 [Member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit Card 1 [Member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Business and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,940	3,310
Balance at beginning of period	3,583
Net remeasurement due to transfers into stage	93	85
New originations or purchases	1,458	1,165
Net repayments	(240)	(117)
Derecognition of financial assets (excluding disposals and write-offs)	(2,112)	(1,591)
Changes to risk, parameters, and models	2,163	1,662
Disposals	(22)	(39)
Write-offs	(1,039)	(600)
Recoveries	85	64
Foreign exchange and other adjustments	(5)	1
Total Allowance, including off-balance sheet instruments, at end of period	4,321	3,940
Less: Total Allowance for off-balance sheet instruments	474	357
Total Allowance for Loan Losses at end of period	3,847	3,583
Business and government [member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Business and government [member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Business and government [member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Stage 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,909
Balance at beginning of period	2,470
Total Allowance, including off-balance sheet instruments, at end of period	3,209	2,909
Less: Total Allowance for off-balance sheet instruments	470	439
Total Allowance for Loan Losses at end of period	2,739	2,470
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	116	154
Net remeasurement due to transfers into stage	(24)	(30)
New originations or purchases	25	32
Net repayments	(4)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(14)	(7)
Changes to risk, parameters, and models	(80)	(135)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	1	(1)
Total Allowance for Loan Losses at end of period	102	116
Stage 1 [member] | Residential mortgages [member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	108	137
Stage 1 [member] | Residential mortgages [member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	(26)	(30)
Stage 1 [member] | Residential mortgages [member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Stage 1 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	696	688
Balance at beginning of period	667
Net remeasurement due to transfers into stage	(297)	(267)
New originations or purchases	345	359
Net repayments	(87)	(76)
Derecognition of financial assets (excluding disposals and write-offs)	(87)	(74)
Changes to risk, parameters, and models	(295)	(286)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	2	2
Total Allowance, including off-balance sheet instruments, at end of period	724	696
Less: Total Allowance for off-balance sheet instruments	25	29
Total Allowance for Loan Losses at end of period	699	667
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	696	607
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	(239)	(246)
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	(10)	(11)
Stage 1 [member] | Credit Card 1 [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	947	988
Balance at beginning of period	704
Net remeasurement due to transfers into stage	(503)	(476)
New originations or purchases	160	153
Net repayments	(5)	25
Derecognition of financial assets (excluding disposals and write-offs)	(60)	(55)
Changes to risk, parameters, and models	(521)	(432)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	4	1
Total Allowance, including off-balance sheet instruments, at end of period	944	947
Less: Total Allowance for off-balance sheet instruments	201	243
Total Allowance for Loan Losses at end of period	743	704
Stage 1 [member] | Credit Card 1 [Member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	1,299	1,087
Stage 1 [member] | Credit Card 1 [Member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	(352)	(323)
Stage 1 [member] | Credit Card 1 [Member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	(25)	(21)
Stage 1 [member] | Business and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,150	1,319
Balance at beginning of period	983
Net remeasurement due to transfers into stage	(103)	(86)
New originations or purchases	1,458	1,165
Net repayments	13	20
Derecognition of financial assets (excluding disposals and write-offs)	(804)	(683)
Changes to risk, parameters, and models	82	(271)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	24	7
Total Allowance, including off-balance sheet instruments, at end of period	1,439	1,150
Less: Total Allowance for off-balance sheet instruments	244	167
Total Allowance for Loan Losses at end of period	1,195	983
Stage 1 [member] | Business and government [member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	356	266
Stage 1 [member] | Business and government [member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	(727)	(568)
Stage 1 [member] | Business and government [member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	(10)	(19)
Stage 2 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	4,675
Balance at beginning of period	4,082
Total Allowance, including off-balance sheet instruments, at end of period	4,928	4,675
Less: Total Allowance for off-balance sheet instruments	566	593
Total Allowance for Loan Losses at end of period	4,362	4,082
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	189	192
Net remeasurement due to transfers into stage	15	22
Net repayments	(4)	0
Derecognition of financial assets (excluding disposals and write-offs)	(20)	(27)
Changes to risk, parameters, and models	84	114
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	0	1
Total Allowance for Loan Losses at end of period	175	189
Stage 2 [member] | Residential mortgages [member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	(103)	(133)
Stage 2 [member] | Residential mortgages [member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	56	52
Stage 2 [member] | Residential mortgages [member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	(42)	(32)
Stage 2 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,175	1,010
Balance at beginning of period	1,120
Net remeasurement due to transfers into stage	282	300
Net repayments	(107)	(95)
Derecognition of financial assets (excluding disposals and write-offs)	(115)	(104)
Changes to risk, parameters, and models	698	590
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	2	2
Total Allowance, including off-balance sheet instruments, at end of period	1,275	1,175
Less: Total Allowance for off-balance sheet instruments	55	55
Total Allowance for Loan Losses at end of period	1,220	1,120
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	(691)	(603)
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	329	329
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	(298)	(254)
Stage 2 [member] | Credit Card 1 [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,374	1,277
Balance at beginning of period	1,015
Net remeasurement due to transfers into stage	461	477
Net repayments	8	11
Derecognition of financial assets (excluding disposals and write-offs)	(97)	(71)
Changes to risk, parameters, and models	1,495	1,204
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	8	4
Total Allowance, including off-balance sheet instruments, at end of period	1,386	1,374
Less: Total Allowance for off-balance sheet instruments	297	359
Total Allowance for Loan Losses at end of period	1,089	1,015
Stage 2 [member] | Credit Card 1 [Member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	(1,257)	(1,051)
Stage 2 [member] | Credit Card 1 [Member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	441	404
Stage 2 [member] | Credit Card 1 [Member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	(1,047)	(881)
Stage 2 [member] | Business and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,937	1,521
Balance at beginning of period	1,758
Net remeasurement due to transfers into stage	193	158
Net repayments	(44)	(60)
Derecognition of financial assets (excluding disposals and write-offs)	(940)	(611)
Changes to risk, parameters, and models	998	917
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	16	43
Total Allowance, including off-balance sheet instruments, at end of period	2,092	1,937
Less: Total Allowance for off-balance sheet instruments	214	179
Total Allowance for Loan Losses at end of period	1,878	1,758
Stage 2 [member] | Business and government [member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	(352)	(265)
Stage 2 [member] | Business and government [member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	766	584
Stage 2 [member] | Business and government [member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	(482)	(350)
Stage 3 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,553
Balance at beginning of period	1,542
Total Allowance, including off-balance sheet instruments, at end of period	1,604	1,553
Less: Total Allowance for off-balance sheet instruments	16	11
Total Allowance for Loan Losses at end of period	1,588	1,542
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	60	57
Net remeasurement due to transfers into stage	0	0
Net repayments	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(28)	(35)
Changes to risk, parameters, and models	45	36
Disposals	0	0
Write-offs	(11)	(8)
Recoveries	7	1
Foreign exchange and other adjustments	0	3
Total Allowance for Loan Losses at end of period	80	60
Stage 3 [member] | Residential mortgages [member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(4)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	(30)	(22)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	42	32
Stage 3 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	262	197
Balance at beginning of period	262
Net remeasurement due to transfers into stage	9	9
Net repayments	(17)	(16)
Derecognition of financial assets (excluding disposals and write-offs)	(49)	(50)
Changes to risk, parameters, and models	1,105	1,117
Disposals	0	0
Write-offs	(1,597)	(1,496)
Recoveries	347	323
Foreign exchange and other adjustments	1	0
Total Allowance, including off-balance sheet instruments, at end of period	274	262
Less: Total Allowance for off-balance sheet instruments	0	0
Total Allowance for Loan Losses at end of period	274	262
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(4)
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	(90)	(83)
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	308	265
Stage 3 [member] | Credit Card 1 [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	378	312
Balance at beginning of period	378
Net remeasurement due to transfers into stage	26	25
Net repayments	74	65
Derecognition of financial assets (excluding disposals and write-offs)	(310)	(367)
Changes to risk, parameters, and models	1,035	1,117
Disposals	0	0
Write-offs	2,078	1,880
Recoveries	393	319
Foreign exchange and other adjustments	1	2
Total Allowance, including off-balance sheet instruments, at end of period	460	378
Less: Total Allowance for off-balance sheet instruments	0	0
Total Allowance for Loan Losses at end of period	460	378
Stage 3 [member] | Credit Card 1 [Member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	(42)	(36)
Stage 3 [member] | Credit Card 1 [Member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	(89)	(81)
Stage 3 [member] | Credit Card 1 [Member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	1,072	902
Stage 3 [member] | Business and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	853	470
Balance at beginning of period	842
Net remeasurement due to transfers into stage	3	13
Net repayments	(209)	(77)
Derecognition of financial assets (excluding disposals and write-offs)	(368)	(297)
Changes to risk, parameters, and models	1,083	1,016
Disposals	(22)	(39)
Write-offs	(1,039)	(600)
Recoveries	85	64
Foreign exchange and other adjustments	(45)	(49)
Total Allowance, including off-balance sheet instruments, at end of period	790	853
Less: Total Allowance for off-balance sheet instruments	16	11
Total Allowance for Loan Losses at end of period	774	842
Stage 3 [member] | Business and government [member] | Transfer to stage one [member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(1)
Stage 3 [member] | Business and government [member] | Transfer to stage two [member]
IFRS Statement [Line Items]
Transfer to Stage	(39)	(16)
Stage 3 [member] | Business and government [member] | Transfer to stage three [member]
IFRS Statement [Line Items]
Transfer to Stage	$ 492	$ 369